Note 18 - Stock Options and Nonvested Shares (Details) (USD $)	12 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jul. 31, 2007	Dec. 31, 2010	Nov. 30, 2010
Note 18 - Stock Options and Nonvested Shares (Details) [Line Items]
Allocated Share-based Compensation Expense	$ 3,035,122	$ 802,725	$ 1,538,802
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)	14,000,000		285,000
Employee Stock Option [Member] | 2004 Stock Incentive Plan [Member] | Two Officers [Member]
Note 18 - Stock Options and Nonvested Shares (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	2 years
Employee Stock Option [Member] | 2004 Stock Incentive Plan [Member]
Note 18 - Stock Options and Nonvested Shares (Details) [Line Items]
Allocated Share-based Compensation Expense	2,539,274	207,678	945,868
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years		3 years
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	3 years
Stock Options to Non-Employees [Member] | 2004 Stock Incentive Plan [Member] | Consultants and Strategic Advisers [Member]
Note 18 - Stock Options and Nonvested Shares (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	2 years
Nonvested Ordinary Shares [Member] | 2007 Equity Incentive Plan [Member]
Note 18 - Stock Options and Nonvested Shares (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares)				10,558,493
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period (in Shares)					8,658,048
Nonvested Shares - iSTAR Financial Holdings' Equity Interest [Member] | 2010 Equity Incentive Plan of iSTAR Financial Holdings [Member]
Note 18 - Stock Options and Nonvested Shares (Details) [Line Items]
Allocated Share-based Compensation Expense	495,848	595,049	592,934
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period						3 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares)						1,500
Nonvested Shares Granted, Percentage of Total Equity Interest						15.00%
Nonvested Shares Granted, Percentage of Earnings						15.00%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)						$ 1,188
2004 Stock Incentive Plan [Member] | Two Officers [Member]
Note 18 - Stock Options and Nonvested Shares (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)	3,300,000
2004 Stock Incentive Plan [Member] | Consultants and Strategic Advisers [Member]
Note 18 - Stock Options and Nonvested Shares (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)	6,260,000
2004 Stock Incentive Plan [Member]
Note 18 - Stock Options and Nonvested Shares (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)	30,688,488
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)	7,740,000		285,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)	$ 0.17		$ 0.70
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value	208,895	1,360	5,740
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	141,549	663,519	1,705,153
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in Shares)	1,100,240
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options	$ 4,839,329